Investments - Gross Realized Gains and Losses (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt securities:
Gross realized gains	$ 0	$ 0	$ 6,000	$ 63,000	$ 4,646,000
Gross realized losses	0	0	(155,000)	(6,000)	(8,000)
Total debt securities	0	0	(149,000)	57,000	4,638,000
Equity securities:
Gross realized gains	0	19,000	375,000	4,605,000	4,854,000
Gross realized losses	0	(88,000)	(1,731,000)	(1,784,000)	(1,366,000)
Total equity securities	0	(69,000)	(1,356,000)	2,821,000	3,488,000
Total net realized investment gains (losses)	$ 0	$ (69,000)	$ (1,505,000)	$ 2,878,000	$ 8,126,000